UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


================================================================================




                                  FMC STRATEGIC
                                   VALUE FUND




                                  ANNUAL REPORT
                                OCTOBER 31, 2007




ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated:

--------------------------------------------------------------------------------
                                       PERIODS ENDED OCTOBER 31, 2007
                                       ------------------------------
                                       SIX MONTHS       TWELVE MONTHS
                                       ----------       -------------

FMC Strategic Value Fund                 -2.69%             12.98%
Russell 2000 Value Index                 -4.05%              2.05%

While we are generally pleased with our performance for the fiscal year which ended October 31, 2007 both on an absolute basis and relative to our benchmark, the Russell 2000 Value Index (as well as the S&P 500 which appreciated by 14.6%), we are hardly taking any victory laps. As this report is being written, the new fiscal year is off to a weak start with broad, sharp declines in November. While the problems seem well defined such as the deterioration in residential housing and the related mess in mortgage/ credit markets, the questions now are how deep are these problems, for how long will they last and will they spread to other sectors of the economy. It seems like every day another major company announces weaker than expected profits for the September quarter or signals a slowdown in its near term outlook. Besides housing and its related industries, the weakening trend seems broad-based from FedEx and Starbucks to virtually the entire retail sector. In fact, the trend appears to render moot the active debate by economists as to whether or not we are headed for a recession. It certainly feels like one. Volatility is a well-worn noun to describe the stock market in recent months; daily swings of one percent or more have become all too common.

The strength in our portfolio has been in the commodity sector, led by the spike in crude oil prices. Range Resources and Core Laboratories have been stellar, while Transocean and Encore Acquisition have also been well in the black. Agrium, a fertilizer company which has benefited from the strength in corn prices and the demand for ethanol, and FMC, which manufactures agricultural chemicals, have also enjoyed sizable appreciation. While Mergers & Acquisitions activity has dried up along with the tightened credit markets, we do have one portfolio position that is in the process of being bought; Commerce Group, a Massachusetts-based automobile insurance company, has agreed to a cash offer from a large insurance company based in Spain. Assuming timely completion of the transaction, we will realize a solid 15% plus annual return since our first purchase over eight years ago.

On the flip side, we purchased two bank stocks, Popular and First Horizon National, when they could well be identified as "out of favor", and we highlighted First Horizon in our last letter to shareholders. Both bank stocks have taken a drubbing since our purchases. Our consumer related holdings such as Blyth, Ethan Allen Interiors, Furniture Brands International and Jarden have also contributed to our negative returns in the past six months.

While the most recent downturn has been particularly swift and painful, some correction seemed inevitable in light of the fact that smaller cap stocks spearheaded the market's gains over the five years from 2002 to 2006, consistently beating the returns of large cap indices. And within this mix "value" stocks have well outpaced "growth" stocks.

For our part we try to maintain a consistent approach. We seek to find companies that have an attractive long-term outlook, where the business generates meaningful free cash flow and the stock sells at a price or value we understand and prospectively can realize a return of 50% or more over the ensuing three years. We want to emphasize that we continually view ourselves as long-term owners of a business as compared with short-term renters of a piece of paper. As reflected elsewhere in this report, our annual portfolio turnover has consistently been under 20%; this contrasts with a 300% portfolio turnover for many hedge funds and almost 90% for the typical mutual fund. Usually, when the price is attractive it is created by short-term issues, either internal or external, which have disappointed investors. Two recent additions to the portfolio which met our criteria were American Reprographics (ARP) and Moody's.

ARP provides business-to-business document management services, primarily to the architectural, engineering and construction industries. These services include storing, organizing, printing and distributing project documents such as blueprints throughout the life of the project. ARP is the largest factor in the industry with an estimated 15% market share, operating a decentralized national system of approximately 260 locally branded reprographic offices in 34 states.

The business generates attractive operating margins which have been consistently in the 17%-20% range and high returns on capital at 16% -18% after taxes.
Importantly, since capital spending requirements are modest, ARP produces significant free cash flow which has essentially been used to acquire smaller competitors in the fragmented industry at attractive prices. ARP's scale permits significant cost saving synergies.

As about 80% of ARP's revenues are derived from real estate construction activity, split 65% from commercial construction and 15% from residential construction, the slowdown in the latter sector particularly has taken its toll on ARP's share price which declined by over 45% when we acquired our initial position at $19 per share. This equates to a little over 10 times estimated 2007 free cash flow. Even though 2008 earnings and cash flow might decline somewhat, we think this is an attractive entry point given ARP's favorable long-term prospects and impressive financial metrics. Furthermore, insiders own 22% of the shares outstanding and have made additional open market purchases at a similar price to what we paid.

Moody's, a well known name in financial circles, provides credit ratings, research and analysis covering fixed income securities, other debt instruments and the entities that issue instruments in the global capital markets. The company has been in the eye of the credit market storm because its ratings on various mortgage related securities, particularly those in the sub-prime sector, proved to be too optimistic. As a result, the stock sold off sharply, declining by one third when we first became interested. The issue has clearly dented Moody's reputation over the short-term, but we do not view it as enduring. Moody's appealed to us as a broken growth stock, somewhat akin to Mettler Toledo International when we purchased its shares in 2002, that is, a company with a very strong business franchise supported by impressive financial ratios. Moody's has compiled a stellar record of earnings growth, competes in an industry with only two other major factors, has a business with operating margins that consistently achieve 50%, and has minimum capital spending requirements such that all after tax profits equates to free cash flow. Further, management has used these funds to aggressively repurchase its shares.

We recognize that the near term earnings outlook for Moody's remains soft and already our initial purchase at $50 looks premature; however, we believe that our investment in this high quality business, based on a multiple of 15 times estimated free cash flow or $3.00 per share in two years, will prove rewarding over the long term.

We appreciate your continued confidence.

Sincerely,

/s/ Edward I. Lefferman

Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
       IN THE FMC STRATEGIC VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX

             ------------------------------------------------------
                                   TOTAL RETURN(1)
             ------------------------------------------------------
                           Annualized   Annualized     Annualized
              One Year       3 Year       5 Year      Inception to
               Return        Return       Return     Date Return(2)
             ------------------------------------------------------
                12.98%       17.08%       19.03%         16.03%
             ------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FMC Strategic Value Fund          Russell 2000 Value Index(3)
08/17/98               $10,000                           $10,000
10/31/98                10,425                             9,447
10/31/99                10,452                             9,515
10/31/00                12,956                            11,161
10/31/01                15,147                            12,138
10/31/02                16,446                            11,831
10/31/03                20,417                            16,597
10/31/04                24,492                            19,583
10/31/05                28,583                            22,137
10/31/06                34,788                            27,206
10/31/07                39,303                            27,764

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2)   The FMC Strategic Value Fund commenced operations on August 17, 1998.

(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                            PORTFOLIO COMPOSITION(4)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Energy                                                                     23.7%
U.S. Treasury Obligations                                                  20.8%
Miscellaneous Consumer                                                      9.7%
Printing & Publishing                                                       9.2%
Financial Services                                                          6.8%
Automotive                                                                  6.1%
Transportation Equipment                                                    4.2%
Services                                                                    3.0%
Technology                                                                  2.7%
Industrial/Manufacturing                                                    2.7%
Construction Equipment                                                      2.6%
Housing Related                                                             2.1%
Food                                                                        1.7%
Utilities                                                                   1.5%
Paper & Paper Products                                                      1.1%
Banks                                                                       1.1%
Basic Industry                                                              0.4%
Cash Equivalent                                                             0.3%
Media                                                                       0.2%
Corporate Bond                                                              0.1%

(4) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2007

                                                                          Value
                                                              Shares      (000)
--------------------------------------------------------------------------------

COMMON STOCK (78.7%)
AUTOMOTIVE (6.1%)
   Monaco Coach .........................................    270,000   $  3,132
   Spartan Motors .......................................    945,000     13,268
                                                                       --------
                                                                         16,400
                                                                       --------
BANKS (1.1%)
   Popular ..............................................    275,000      2,901
                                                                       --------
BASIC INDUSTRY (0.4%)
   Mueller Industries ...................................     30,000      1,079
                                                                       --------
CONSTRUCTION EQUIPMENT (2.6%)
   ASV* .................................................    600,000      6,984
                                                                       --------
ENERGY (23.7%)
   CE Franklin Ltd.* ....................................    741,700      7,640
   Core Laboratories* ...................................     78,000     11,383
   Encore Acquisition* ..................................    240,000      8,808
   Hercules Offshore* ...................................    250,000      6,760
   Petroplus Holdings*(1) ...............................     97,250      8,557
   Range Resources ......................................    322,500     14,490
   Transocean* ..........................................     49,550      5,915
                                                                       --------
                                                                         63,553
                                                                       --------
FINANCIAL SERVICES (6.8%)
   American Safety Insurance Holdings Ltd.* .............    125,000      2,530
   Commerce Group .......................................    190,000      6,933
   Moody's ..............................................    200,000      8,744
                                                                       --------
                                                                         18,207
                                                                       --------
FOOD (1.6%)
   Agrium ...............................................     70,000      4,450
                                                                       --------
HOUSING RELATED (2.1%)
   Palm Harbor Homes* ...................................    400,000      5,692
                                                                       --------
INDUSTRIAL/MANUFACTURING (2.7%)
   Actuant, Cl A ........................................     33,700      2,325
   FMC ..................................................     40,000      2,300
   Mettler Toledo International* ........................     24,000      2,552
                                                                       --------
                                                                          7,177
                                                                       --------
MEDIA (0.2%)
   Liberty Media Interactive, Cl A* .....................     24,890        528
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND

October 31, 2007

                                                                          Value
                                                              Shares      (000)
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER (9.7%)
   Blyth ................................................    110,000   $  2,100
   Dorel Industries, Cl B ...............................    128,000      4,196
   Ethan Allen Interiors ................................     86,000      2,654
   Furniture Brands International .......................    115,000      1,386
   Jarden* ..............................................    225,000      7,992
   Prestige Brands Holdings* ............................    740,000      7,740
                                                                       --------
                                                                         26,068
                                                                       --------
PAPER & PAPER PRODUCTS (1.1%)
   Chesapeake ...........................................    406,000      3,008
                                                                       --------
PRINTING & PUBLISHING (9.2%)
   Cenveo* ..............................................    355,000      8,016
   RR Donnelley & Sons ..................................    220,000      8,864
   Transcontinental GDR* ................................    360,000      7,884
                                                                       --------
                                                                         24,764
                                                                       --------
SERVICES (3.0%)
   American Reprographics* ..............................    270,000      5,476
   United Stationers* ...................................     44,000      2,548
                                                                       --------
                                                                          8,024
                                                                       --------
TECHNOLOGY (2.7%)
   Electronic Data Systems ..............................    126,000      2,720
   Polycom* .............................................    165,000      4,617
                                                                       --------
                                                                          7,337
                                                                       --------
TRANSPORTATION EQUIPMENT (4.2%)
   Commercial Vehicle Group* ............................    523,000      7,129
   Wabtec ...............................................    110,000      4,128
                                                                       --------
                                                                         11,257
                                                                       --------
UTILITIES (1.5%)
   Citizens Communications ..............................    300,000      3,948
                                                                       --------
TOTAL COMMON STOCK
   (Cost $153,958) ......................................               211,377
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2007

                                                          Face
                                                          Amount          Value
                                                       (000)/Shares       (000)
--------------------------------------------------------------------------------

CORPORATE BOND (0.1%)
   Mueller Industries
      6.000%, 11/01/14 .............................     $    425     $     382
                                                                      ---------
TOTAL CORPORATE BOND
   (Cost $425) .....................................                        382
                                                                      ---------
U.S. TREASURY OBLIGATIONS (20.8%)
   U.S. Treasury Bills (2)
      4.945%, 01/03/08 .............................       10,000         9,934
      4.877%, 01/31/08 .............................       20,000        19,806
      4.364%, 03/06/08 .............................       15,000        14,797
      4.093%, 04/03/08 .............................       10,000         9,834
      1.495%, 12/06/07 .............................        1,539         1,533
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $55,811) ..................................                     55,904
                                                                      ---------
CASH EQUIVALENT (0.3%)
      Dreyfus Treasury Prime Cash Management Fund,
         3.850% (3) ................................      730,825           731
                                                                      ---------
TOTAL CASH EQUIVALENT
   (Cost $731) .....................................                        731
                                                                      ---------
TOTAL INVESTMENTS (99.9%)
   (Cost $210,925) .................................                  $ 268,394
                                                                      =========

PERCENTAGES ARE BASED ON NET ASSETS OF $268,658.

* NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2007 WAS $8,558 AND REPRESENTED 3.2% OF NET ASSETS.

(2) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(3) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
LTD. -- LIMITED

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)               FMC STRATEGIC VALUE FUND

October 31, 2007

Assets:
   Investments at Value (Cost $210,925) ......................   $    268,394
   Receivable for Investment Securities Sold .................          3,130
   Dividends and Interest Receivable .........................             44
   Receivable for Capital Shares Sold ........................             42
   Other Assets ..............................................              7
--------------------------------------------------------------------------------
     Total Assets ............................................        271,617
--------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased ...............          2,625
   Payable to Investment Advisor .............................            227
   Payable to Administrator ..................................             25
   Payable for Capital Shares Redeemed .......................             22
   Payable to Trustees and Officers ..........................              4
   Other Accrued Expenses ....................................             56
--------------------------------------------------------------------------------
     Total Liabilities .......................................          2,959
--------------------------------------------------------------------------------
   Net Assets ................................................   $    268,658
================================================================================
Net Assets Consist of:
   Paid-in Capital ...........................................   $    196,317
   Undistributed Net Investment Income .......................             60
   Accumulated Net Realized Gain on Investments ..............         14,812
   Net Unrealized Appreciation on Investments ................         57,469
--------------------------------------------------------------------------------
   Net Assets ................................................   $    268,658
================================================================================
Institutional Shares:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) ...............     10,683,121(1)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share .....   $      25.15
================================================================================

(1)   Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2007

--------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign taxes withheld of $34) ......   $      2,017
   Interest Income ...........................................          2,718
--------------------------------------------------------------------------------
     Total Investment Income .................................          4,735
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................          2,466
   Administration Fees .......................................            273
   Trustees' and Officers' Fees ..............................             13
   Transfer Agent Fees .......................................             49
   Professional Fees .........................................             42
   Printing Fees .............................................             30
   Registration and Filing Fees ..............................             24
   Custodian Fees ............................................             15
   Other Expenses ............................................              9
--------------------------------------------------------------------------------
     Total Expenses ..........................................          2,921
--------------------------------------------------------------------------------
     Net Investment Income ...................................          1,814
--------------------------------------------------------------------------------
Net Realized Gain on Investments .............................         14,813
Net Change in Unrealized Appreciation (Depreciation)
  on Investments .............................................          9,614
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .........         24,427
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .........   $     26,241
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,

                                                                                  2007       2006
-----------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ...................................................   $   1,814   $   1,062
   Net Realized Gain on Investments ........................................      14,813      10,370
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....       9,614      19,869
-----------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations .................      26,241      31,301
-----------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ...................................................      (1,896)       (979)
   Net Realized Gain .......................................................     (10,369)     (5,038)
-----------------------------------------------------------------------------------------------------
      Total Dividends and Distributions ....................................     (12,265)     (6,017)
-----------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ..................................................................      69,497      60,765
   In Lieu of Dividends and Distributions ..................................         785         375
   Redeemed ................................................................     (13,540)    (13,828)
-----------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Derived from Capital Share Transactions ...      56,742      47,312
-----------------------------------------------------------------------------------------------------
      Total Increase in Net Assets .........................................      70,718      72,596
-----------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .......................................................     197,940     125,344
-----------------------------------------------------------------------------------------------------
   End of Year .............................................................   $ 268,658   $ 197,940
=====================================================================================================
Undistributed Net Investment Income ........................................   $      60   $     142
=====================================================================================================
Shares Issued and Redeemed:
   Issued ..................................................................       2,805       2,822
   In Lieu of Dividends and Distributions ..................................          33          18
   Redeemed ................................................................        (547)       (637)
-----------------------------------------------------------------------------------------------------
      Net Increase in Shares Outstanding from Capital Share Transactions ...       2,291       2,203
=====================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

               Net
              Asset        Net            Realized and                 Dividends   Distributions       Total
              Value,    Investment         Unrealized      Total       from Net        from          Dividends
            Beginning     Income            Gain on         from      Investment     Realized          and
             of Year      (Loss)          Investments    Operations     Income        Gains        Distributions
            ---------   ----------     ---------------   ----------   ----------   -------------   -------------
2007         $ 23.59        $ 0.18 (2)      $  2.80        $ 2.98      $ (0.19)      $ (1.23)        $ (1.42)
2006           20.25          0.14 (2)         4.13          4.27        (0.13)        (0.80)          (0.93)
2005           18.36          0.08 (2)         2.90          2.98        (0.18)        (0.91)          (1.09)
2004           15.39          0.14 (2)         2.92          3.06           --         (0.09)          (0.09)
2003           12.51         (0.05)            3.05          3.00           --         (0.12)          (0.12)

                                                                 Ratio           Ratio
              Net                       Net                    of Expenses      of Net
             Asset                    Assets,       Ratio       to Average    Investment
             Value,                     End      of Expenses    Net Assets   Income (Loss)    Portfolio
              End      Total          of Year     to Average   (Excluding      to Average     Turnover
            of Year    Return (1)      (000)      Net Assets    Waivers)       Net Assets       Rate
            -------   -------        ---------   -----------   -----------   -------------   ----------
2007        $ 25.15     12.98%       $ 268,658      1.18%         1.18%          0.74%         19.98%
2006          23.59     21.71          197,940      1.22          1.22           0.64          18.64
2005          20.25     16.70          125,344      1.25          1.25           0.42          13.29
2004          18.36     19.96           83,544      1.28          1.28           0.81          18.94
2003          15.39     24.15           54,415      1.30          1.34          (0.40)          6.68

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)   Per share calculations were performed using average shares for the period.

      Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2007

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund" and together with the FMC Select Fund, the "Funds"). The Fund seeks to provide long-term capital appreciation by investing in equity securities of U.S. companies with small to medium market capitalizations that the Adviser considers undervalued by the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2007

      may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2007, the Adviser received $80,736 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2007

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2007, were as follows (000):

Purchases
   U.S. Government .......   $     --
   Other .................     61,021
Sales and Maturities
   U.S. Government .......         --
   Other .................     37,799

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

The tax character of dividends and distributions declared during the years ended October 31, 2007, and 2006, was as follows (000):

                          ORDINARY    LONG-TERM
                           INCOME    CAPITAL GAIN    TOTAL
                          --------   ------------   --------
                2007      $  2,075   $ 10,190       $ 12,265
                2006         1,704      4,313          6,017

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

            Undistributed Ordinary Income ..............   $  1,078
            Undistributed Long-Term Capital Gains ......     13,794
            Unrealized Appreciation ....................     57,469
                                                           --------
            Total Distributable Earnings ...............   $ 72,341
                                                           ========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows (000):

                           AGGREGATE     AGGREGATE
               FEDERAL       GROSS         GROSS          NET
                 TAX       UNREALIZED    UNREALIZED     UNREALIZED
                COST      APPRECIATION  DEPRECIATION   APPRECIATION
              ---------   ------------  ------------   ------------
              $ 210,925     $ 74,239    $ (16,770)       $ 57,469

8. OTHER:

At October 31, 2007, one shareholder of record held 92% of the Fund's total outstanding shares. The shareholder of record was an omnibus account maintained by a broker-dealer for the exclusive benefit of its customers.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2007

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
FMC Strategic Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Strategic Value Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These finan-cial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included con-firmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Strategic Value Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its finan-cial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES                             FMC STRATEGIC VALUE FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                 BEGINNING      ENDING                  EXPENSES
                                  ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                   VALUE         VALUE      EXPENSE      DURING
                                 05/01/07       10/31/07     RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN               $ 1,000.00    $   973.10     1.18%      $ 5.87

HYPOTHETICAL 5% RETURN             1,000.00      1,019.26     1.18         6.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'
         NAME,           POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
       ADDRESS,           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY           OTHER DIRECTORSHIPS
        AGE 1             THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS        BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.                 Chairman     (Since 1991)   SEI Employee 1974-present.          36         Trustee of The Advisors' Inner
NESHER                  of the Board                  Currently performs various                     Circle Fund II, Bishop Street
61 yrs. old              of Trustees                  services on behalf of SEI                      Funds, SEI Asset Allocation
                                                      Investments for which Mr.                      Trust, SEI Daily Income Trust,
                                                      Nesher is compensated.                         SEI Index Funds, SEI
                                                      Executive Vice President                       Institutional International
                                                      of SEI Investments,                            Trust, SEI Institutional
                                                      1986-1994. Director and                        Investments Trust, SEI
                                                      Executive Vice President                       Institutional Managed Trust,
                                                      of the Administrator and                       SEI Liquid Asset Trust, SEI Tax
                                                      the Distributor, 1981-1994.                    Exempt Trust, SEI Opportunity
                                                                                                     Master Fund, L.P., SEI
                                                                                                     Opportunity Fund, L.P., SEI
                                                                                                     Global Master Fund, PLC, SEI
                                                                                                     Global Assets Fund, PLC, SEI
                                                                                                     Global Investments Fund, PLC,
                                                                                                     SEI Investments Global,
                                                                                                     Limited, SEI Investments-Global
                                                                                                     Fund Services, Limited, SEI
                                                                                                     Investments (Europe) Ltd., SEI
                                                                                                     Investments-Unit Trust
                                                                                                     Management (UK) Limited, and
                                                                                                     TSEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.                 Trustee     (Since 1992)   Self-employed consultant            36         Director of SEI Investments
DORAN                                                 since 2003. Partner,                           Company and SEI Investments
1701 Market Street                                    Morgan, Lewis & Bockius                        Distribution Co.,SEI
Philadelphia, PA 19103                                LLP (law firm) from                            Investments- Global Fund
67 yrs. old                                           1976-2003, counsel to the                      Services, Limited, SEI
                                                      Trust, SEI Investments,                        Investments (Europe), Limited,
                                                      the Administrator and the                      SEI Investments (Asia) Limited,
                                                      Distributor. Director of                       SEI Asset Korea Co., Ltd.,
                                                      SEI Investments since                          Trustee of The Advisors' Inner
                                                      1974; Secretary of SEI                         Circle Fund II, Bishop Street
                                                      Investments since 1978.                        Funds, SEI Investments, SEI
                                                                                                     Asset Allocation Trust, SEI
                                                                                                     Daily Income Trust, SEI Index
                                                                                                     Funds, SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid Asset
                                                                                                     Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'
         NAME,           POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
       ADDRESS,           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY           OTHER DIRECTORSHIPS
        AGE 1             THE TRUST   TIME SERVED 2       DURING PAST 5 YEARS        BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.                   Trustee     (Since 1994)   Attorney, Solo                      36         Trustee of The Advisors' Inner
STOREY                                                Practitioner since 1994.                       Circle Fund II, Bishop Street
76 yrs. old                                           Partner, Dechert (law                          Funds, SEI Asset Allocation
                                                      firm), September                               Trust, SEI Daily Income Trust,
                                                      1987-December 1993.                            SEI Index Funds, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI Tax
                                                                                                     Exempt Trust and the U.S.
                                                                                                     Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                  Trustee     (Since 1999)   Chief Executive Officer,            36         Trustee, State Street Navigator
SULLIVAN, JR.                                         Newfound Consultants, Inc.                     Securities Lending Trust, since
65 yrs. old                                           since April 1997. General                      1995. Trustee of The Fulcrum
                                                      Partner, Teton Partners,                       Trust. Trustee of The Advisors'
                                                      L.P., June 1991-December                       Inner Circle Fund II, Bishop
                                                      1996; Chief Financial                          Street Funds, SEI Asset
                                                      Officer, Nobel Partners,                       Allocation Trust, SEI Daily
                                                      L.P., March 1991-December                      Income Trust, SEI Index Funds,
                                                      1996; Treasurer and Clerk,                     SEI Institutional International
                                                      Peak Asset Management,                         Trust, SEI Institutional
                                                      Inc., since 1991.                              Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI Tax
                                                                                                     Exempt Trust, SEI Opportunity
                                                                                                     Master Fund, L.P. and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.                   Trustee     (Since 2005)   Self-Employed Legal and             36         Trustee of The Advisors' Inner
KRIKORIAN                                             Financial Services                             Circle Fund II and Bishop
64 yrs. old                                           Consultant since 2003.                         Street Funds.
                                                      In-house Counsel, State
                                                      Street Bank Global
                                                      Securities and Cash
                                                      Operations from 1995 to
                                                      2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.                 Trustee     (Since 2005)   Self-Employed Business              36         Director, Crown Pacific, Inc.,
CARLBOM                                               Consultant, Business                           Trustee of The Advisors' Inner
73 yrs. old                                           Project Inc. since 1997.                       Circle Fund II and Bishop
                                                      CEO and President, United                      Street. Funds.
                                                      Grocers Inc. from 1997 to
                                                      2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.                Trustee     (Since 2005)   Retired.                            36         Director, Federal Agricultural
JOHNSON                                                                                              Mortgage Corporation. Trustee
65 yrs. old                                                                                          of The Advisors' Inner Circle
                                                                                                     Fund II and Bishop Street
                                                                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
        NAME,            POSITION(S)    OFFICE AND                                          INNER CIRCLE FUND  OTHER DIRECTORSHIPS
      ADDRESS,            HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD     HELD BY BOARD
       AGE 1              THE TRUST     TIME SERVED           DURING PAST 5 YEARS             MEMBER/OFFICER      MEMBER/OFFICER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F.                  President    (Since 2003)  Senior Operations Officer, SEI                N/A                 N/A
VOLK, CPA                                            Investments, Fund Accounting and
45 yrs. old                                          Administration (1996-present);
                                                     Assistant Chief Accountant for the
                                                     U.S. Securities and Exchange
                                                     Commission's Division of Investment
                                                     Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL                  Controller    (Since 2005)  Director, SEI Investments, Fund               N/A                 N/A
LAWSON                    and Chief                  Accounting since July 2005. Manager,
47 yrs. old               Financial                  SEI Investments AVP from April 1995
                           Officer                   to February 1998 and November 1998 to
                                                     July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL                     Chief      (Since 2006)  Director of Investment Project                N/A                 N/A
EMERY                    Compliance                  Management and Development at SEI
44 yrs. old                Officer                   Investments since February 2003.
                                                     Senior Investment Analyst, Equity
                                                     team at SEI Investments from March
                                                     2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F.                  Vice       (Since 2007)  Corporate Counsel of SEI since 2007;          N/A                 N/A
MEAD                      President                  Associate, Stradley, Ronon, Stevens &
50 yrs. old                  and                     Young 2004-2007; Counsel, ING
                          Secretary                  Variable Annuities, 1999-2002.
------------------------------------------------------------------------------------------------------------------------------------
JAMES                       Vice       (Since 2004)  Employed by SEI Investments Company           N/A                 N/A
NDIAYE                    President                  since 2004. Vice President, Deutsche
39 yrs. old                  and                     Asset Management from 2003-2004.
                          Assistant                  Associate, Morgan, Lewis & Bockius
                          Secretary                  LLP from 2000-2003. Counsel,
                                                     Assistant Vice President, ING
                                                     Variable Annuities Group from
                                                     1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.                Assistant    (Since 2000)  General Counsel, Vice President and           N/A                 N/A
BARTO                  Vice President                Secretary of SEI Investments Global
39 yrs. old                  and                     Funds Services since 1999; Associate,
                          Assistant                  Dechert (law firm) from
                          Secretary                  1997-1999;Associate, Richter, Miller
                                                     & Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                           IN THE ADVISORS'
         NAME,           POSITION(S)    OFFICE AND                                          INNER CIRCLE FUND
       ADDRESS,           HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
        AGE 1             THE TRUST     TIME SERVED           DURING PAST 5 YEARS                OFFICER         HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

SOFIA                     Assistant    (Since 2006)  Vice President and Assistant                  N/A                 N/A
ROSALA                      Vice                     Secretary of SEI Investments
33 yrs. old               President                  Management Corp. and SEI Global Funds
                             and                     Services since 2005. Compliance
                          Assistant                  Officer of SEI Investments from
                          Secretary                  2001-2004. Account and Product
                                                     Consultant SEI Private Trust Company,
                                                     1998-2001.
----------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.                   Vice       (Since 2007)  Corporate Counsel of SEI since 2007;          N/A                 N/A
GALLO                     President                  Associate Counsel, ICMA Retirement
34 yrs. old                  and                     Corporation 2004-2007; Federal
                          Assistant                  Investigator, U.S. Department of
                          Secretary                  Labor 2002-2004; U.S. Securities and
                                                     Exchange Commission-Division of
                                                     Investment Management, 2003.
----------------------------------------------------------------------------------------------------------------------------------
NICOLE                   AML Officer   (Since 2005)  Assistant Vice President and AML              N/A                 N/A
WELCH                                                Compliance Officer of SEI Investments
30 yrs. old                                          since January 2005. Compliance
                                                     Analyst at TD Waterhouse from January
                                                     2004 to November 2004. Senior
                                                     Compliance Analyst at UBS Financial
                                                     Services from October 2002 to January
                                                     2004. Knowledge Management Analyst at
                                                     PricewaterhouseCoopers Consulting
                                                     from September 2000 to October 2002.
----------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                               QUALIFYING FOR
                                                 CORPORATE
  LONG-TERM       ORDINARY                        DIVIDENDS     QUALIFYING       U.S.        QUALIFIED       QUALIFIED
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND     GOVERNMENT     INTEREST        SHORT-TERM
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   INCOME (4)   CAPITAL GAINS (5)
------------   -------------   -------------   --------------   ----------   ------------   ----------   -----------------
   83.08%          16.92%         100.00%          73.22%         73.08%        46.52%        47.76%          100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemptions of these amounts in state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                      NOTES

                                      NOTES

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.